Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Assets
Holding company cash and investments (including assets pledged for derivative obligations - $207.8; December 31, 2024 - $193.6)	$ 2,724.9	$ 2,502.7
Insurance contract receivables	1,006.2	780.4
Portfolio investments
Subsidiary cash and short term investments (including restricted cash and cash equivalents - $640.4; December 31, 2024 - $1,240.7)	8,979.2	7,620.5
Bonds (cost $39,655.2; December 31, 2024 - $37,852.9)	39,988.8	37,390.3
Preferred stocks (cost $957.4; December 31, 2024 - $944.6)	2,307.4	2,365.0
Common stocks (cost $7,926.0; December 31, 2024 - $7,116.1)	9,204.0	7,464.2
Investments in associates (fair value $11,057.7; December 31, 2024 - $8,144.8)	8,362.3	7,153.3
Derivatives and other invested assets (cost $1,312.7; December 31, 2024 - $903.9)	1,764.3	1,159.7
Assets pledged for derivative obligations (cost $187.2; December 31, 2024 - $154.8)	190.8	150.8
Fairfax India cash, portfolio investments and associates (fair value $3,685.1; December 31, 2024 - $3,163.3)	2,125.0	1,916.6
Total portfolio investments	72,921.8	65,220.4
Assets held for sale	3,445.9
Reinsurance contract assets held	11,251.0	10,682.6
Deferred income tax assets	367.1	325.0
Goodwill and intangible assets	8,339.4	8,278.2
Other assets	7,731.4	8,988.0
Total assets	107,787.7	96,777.3
Liabilities
Accounts payable and accrued liabilities	6,119.7	6,078.3
Derivative obligations	786.9	356.9
Liabilities associated with assets held for sale	3,638.1
Deferred income tax liabilities	1,946.7	1,714.0
Insurance contract payables	338.3	923.0
Insurance contract liabilities	50,441.0	47,602.2
Borrowings	13,642.9	11,753.7
Total liabilities	76,913.6	68,428.1
Equity
Shareholders' equity attributable to shareholders of Fairfax	26,514.3	24,068.0
Non-controlling interests	4,359.8	4,281.2
Total equity	30,874.1	28,349.2
Total liabilities and total equity	107,787.7	96,777.3
Common shares
Equity
Equity in stock	26,282.6	22,959.8
Preferred shares
Equity
Equity in stock	231.7	1,108.2
Holding company and insurance and reinsurance companies
Liabilities
Borrowings	10,455.7	8,858.2
Non-insurance companies
Liabilities
Borrowings	$ 3,187.2	$ 2,895.5